PRINCIPAL ACCOUNTING POLICIES - Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Stockholders' Equity Attributable to Parent	¥ (1,995,692)	$ (304,602)	¥ (2,344,493)
VIEs
PRINCIPAL ACCOUNTING POLICIES
Term of interest-free loan agreements	10 years	10 years
Stockholders' Equity Attributable to Parent	¥ 104,000		¥ 104,000